Loss and Loss Adjustment Expenses (Details) - Schedule of Changes in Aggregate Reserves of Loss and Loss Adjustment Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Changes in Aggregate Reserves of Loss and Loss Adjustment Expenses [Abstract]
Net reserves at opening balance	$ 186	$ 143	$ 266
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	40	58	48	205
Change in provision for insured events of prior year			90
Total incurred loss and loss adjustment expense	40	58	138	205
Payments
Loss and loss adjustment expenses attributable to insured events of the current year			7	4
Loss and loss adjustment expenses attributable to insured events of the prior year			171
Total payments			178	4
Net reserves at ending balance	$ 226	$ 201	$ 226	$ 201	$ 266